SCHEDULE OF WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD (Details) - Warrant [Member] - Valuation Technique, Option Pricing Model [Member]	Jan. 31, 2024	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022
Measurement Input, Expected Term [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, term	5 years
Measurement Input, Expected Term [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, term		5 years	5 years	5 years
Measurement Input, Expected Term [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, term		10 years	10 years	10 years
Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, rate	150
Measurement Input, Price Volatility [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, rate		50	50	50
Measurement Input, Price Volatility [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, rate		150	150	148
Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, rate	4.59
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, rate		2.50	2.50	0.77
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, rate		4.68	4.27	1.63
Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, rate	0	0	0	0